Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended						12 Months Ended					1 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 27, 2013 Subsequent Event [Member]	Dec. 31, 2012 2012 LTIP [Member]	Dec. 31, 2012 Time-Based Restricted Stock [Member]	Dec. 31, 2011 Time-Based Restricted Stock [Member]	Dec. 31, 2010 Time-Based Restricted Stock [Member]	Dec. 31, 2012 Time Based Restricted Stock Awards [Member]	Dec. 31, 2012 Performance Based Restricted Stock Award [Member]	Sep. 30, 2012 Non Employee Directors [Member]	May 31, 2012 Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for issuance				10,000,000					8,000,000
Stock-based compensation expense				$ 0	$ 0	$ 0				$ 11,000,000	$ 6,000,000	$ 5,000,000
Eligible percentage of common stock over the performance period target award minimum				25.00%
Eligible percentage of common stock over the performance period target award maximum				200.00%
Requisite service period (years)				3 years
Restricted stock awards	150,330	150,330	150,330
Unrestricted stock awards	5,305	5,305	5,305
Vesting Period													3 years	1 year	1 year	1 year
Restricted stock units were granted to each non-employee director	40,749
Targeted performance criteria				100.00%
Unrecognized compensation expense				13,000,000
Costs recognized, weighted average period (years)				2 years
Stock options outstanding				0	30,925
Stock option expiration (years)				10 years
Options expired, weighted-average exercise price				$ 0.00	$ 20.75
Weighted-average remaining contractual term					11 days
Number of shares of common stock non-employee directors are entitled				1,000
Deferred compensation balance				1,000,000	1,000,000
Ratio of equity to total capitalization				30.00%
Retained earnings				1,077,000,000	1,040,000,000	1,027,000,000	1,236,000,000
Public offering price				$ 19.25				$ 17.39
Underwriting discount				$ 0.67375
Common stock issued								17,922,077
Proceeds used to repay the term loan								312,000,000
Dilutive effect of earnings per share				$ 0.01
Purchases of common stock minimum per calendar month				25
Purchases of common stock maximum per calendar year				$ 200,000
Shares issued and sold under the DRP				2,000,000	2,000,000	2,000,000